Equity Method Investment	12 Months Ended
Dec. 31, 2016
Equity Method Investment [Abstract]
EQUITY METHOD INVESTMENT
10.	EQUITY METHOD INVESTMENT

In June 2015, the Group paid $307,996 to acquire 20% of an investee's the equity interest. In December 2015, the Group entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. ("CFO Aishang"), which was previously owned 55% equity interests by the Group. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Group lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party. (Note 11)

The Group recognized a loss from equity method investment of $66,970 and $138,124 in the consolidated statement of comprehensive income for the year ended December 31, 2015 and 2016, respectively. The carrying balance of equity method investment was $1,228,269 and $1,019,009 as of December 31, 2015 and 2016, respectively.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2015 and 2016, respectively:

	December 31,
	2015	2016

Beginning balance	$-	$1,228,269
Acquisitions	307,996	-
Equity method investment losses	(66,970)	(138,124)
Fair value adjustment of retained noncontrolling investment	985,586	-
Exchange difference	1,657	(71,136)
Ending balance	$1,228,269	$1,019,009